Segment Information - Net Sales by Major Product and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Revenue	$ 190,510	$ 91,642	$ 42,629
EPC revenue
Revenue from External Customer [Line Items]
Revenue	48,014	87,281	39,290
Sales of PV solar system
Revenue from External Customer [Line Items]
Revenue	77,438
Electricity revenue with PPAs
Revenue from External Customer [Line Items]
Revenue	16,226	2,144	2,037
Sales of PV solar components
Revenue from External Customer [Line Items]
Revenue	41,623	1,080
Pre-development project sales
Revenue from External Customer [Line Items]
Revenue	4,545
Financial service revenue
Revenue from External Customer [Line Items]
Revenue	1,486
Others
Revenue from External Customer [Line Items]
Revenue	$ 1,178	$ 1,137	$ 1,302